Contingent Liabilities and Commitments - Summary of Payment Guarantees are Exposed to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
The financial instruments applying 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	₩ 12,658,901	₩ 10,346,678
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	8,379,718	6,240,874
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	5,939,025	4,532,747
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,882,080	1,594,714
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	494,924	105,691
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	63,689	7,722
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	0
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	4,279,183	4,105,804
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	3,232,325	3,083,636
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,040,908	998,204
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	4,685	12,039
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	1,265	11,925
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Non-impaired
Disclosure of internal credit grades [line items]
Credit exposure	537,692	503,482
Non-impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	249,775	230,138
Non-impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	1,140	838
Non-impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	10,474	32,567
Non-impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	18,649	46,174
Non-impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	215,382	149,785
Non-impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	4,130	774
Non-impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	287,917	273,344
Non-impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	844	3,391
Non-impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	36,879	39,224
Non-impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	13,308	34,797
Non-impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	236,687	195,794
Non-impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	199	138
The financial instruments applying lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	13,216,052	10,866,955
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	8,644,782	6,481,423
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	5,940,165	4,533,585
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,892,554	1,627,281
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	513,573	151,865
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	279,513	157,721
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	18,977	10,971
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	4,571,270	4,385,532
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	3,233,169	3,087,027
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,077,787	1,037,428
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	17,993	46,836
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	237,957	207,719
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	4,364	6,522
Impaired
Disclosure of internal credit grades [line items]
Credit exposure	19,459	16,795
Impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	15,289	10,411
Impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	442	214
Impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	14,847	10,197
Impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	4,170	6,384
Impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	5	0
Impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	₩ 4,165	₩ 6,384